Share Capital and Share Premium Account - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued and fully paid beginning balance	5,379,067,624	5,372,553,820	5,368,316,062
Issued under employee share schemes	4,034,607	6,513,804	4,237,758
Share capital issued and fully paid ending balance	5,383,102,231	5,379,067,624	5,372,553,820
Equity at beginning of period	£ 3,672	£ 3,489	£ 4,963
Issued under employee share schemes	51	74	56
Equity at end of period	18,357	3,672	3,489
Share premium [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	3,091	3,019	2,954
Issued under employee share schemes	50	72	55
Ordinary shares acquired by ESOP Trusts	33		10
Equity at end of period	3,174	3,091	3,019
Share capital [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	1,345	1,343	1,342
Issued under employee share schemes	1	2	1
Equity at end of period	1,346	1,345	1,343
Share capital [member] | Ordinary shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	1,345	1,343	1,342
Issued under employee share schemes	1	2	1
Equity at end of period	£ 1,346	£ 1,345	£ 1,343